Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2025 Portfolio	Apr. 29, 2024
VIP Freedom 2025 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.62%
Past 5 years	8.26%
Past 10 years	6.20%
VIP Freedom 2025 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.48%
Past 5 years	8.14%
Past 10 years	6.09%
VIP Freedom 2025 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	13.32%
Past 5 years	7.98%
Past 10 years	5.93%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWFV
Average Annual Return:
Past 1 year	14.13%
Past 5 years	7.49%
Past 10 years	6.15%